BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - Assets, Total [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Houston, TX [Member]
Concentration Risk, Percentage	42.00%	32.00%
Jacksonville, FL [Member]
Concentration Risk, Percentage	41.00%	49.00%
Memphis, TN [Member]
Concentration Risk, Percentage	15.00%	18.00%